Share-Based Compensation - Total Stock-Based Compensation Expense (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 119,217	$ 97,461	$ 282,450	$ 282,629	$ 295,106	$ 280,452
Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	38,856	32,200	96,943	86,845	111,206	113,534
General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 80,361	$ 65,261	$ 185,507	$ 195,784	$ 183,900	$ 166,918